Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	100,000,000	100,000,000
Common stock, shares issued (in Shares)	25,053,193	13,868,484
Common stock, shares outstanding (in Shares)	25,053,193	13,868,484